SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Selected information by segment
	December 31, 2022
	Reported Segments						Reconciliation
					Cosan Investiments		Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments
	Raízen	Gas and Power	Moove	Logistics	Land	Other Investments				Consolidated
Statement of profit or loss
Gross sales	259,262,308	25,361,549	10,984,268	10,449,453	865,700	11,873	—	(259,262,308)	(63,036)	47,609,807
Domestic market (i)	197,402,638	25,361,549	10,327,853	10,174,985	865,700	11,873	—	(197,402,638)	(63,036)	46,678,924
External market (i)	61,859,670	—	656,415	274,468	—	—	—	(61,859,670)	—	930,883
Net sales	244,293,722	20,133,787	8,980,077	9,841,508	834,616	10,416	—	(244,293,722)	(63,036)	39,737,368
Cost of sales	(233,658,136)	(16,561,153)	(6,990,171)	(6,695,147)	(560,274)	(9,428)	—	233,658,136	63,036	(30,753,137)
Gross profit	10,635,586	3,572,634	1,989,906	3,146,361	274,342	988	—	(10,635,586)	—	8,984,231
Selling expenses	(5,148,014)	(163,256)	(1,072,488)	(30,619)	—	(9,916)	—	5,148,014	—	(1,276,279)
General and administrative expenses	(2,425,318)	(781,730)	(347,591)	(468,574)	(45,535)	(68,404)	(264,497)	2,425,318	—	(1,976,331)
Other income (expenses), net	283,606	(91,905)	29,002	348,543	1,302,442	(3)	164,143	(283,606)	—	1,752,222
Interest in earnings of associates	(119,338)	147,878	—	40,462	20,799	(57)	3,051,158	119,338	(2,791,497)	468,743
Interest in earnings of joint venture	—	—	—	—	—	—	(92,179)	—	—	(92,179)
Finance result, net	(4,105,064)	(416,397)	(101,872)	(2,329,035)	4,106	3,851	(2,318,589)	4,105,064	—	(5,157,936)
Financial expenses	(3,010,398)	(1,331,114)	(114,249)	(1,521,478)	(3,550)	7,698	(1,743,842)	3,010,398	—	(4,706,535)
Financial revenue	811,948	898,103	75,817	1,108,620	7,656	5,101	3,682,224	(811,948)	—	5,777,521
Foreign exchange variation, net	963,060	102,655	(15,394)	374,859	—	(8,948)	(192,426)	(963,060)	—	260,746
Derivatives	(2,869,674)	(86,041)	(48,046)	(2,291,036)	—	—	(4,064,545)	2,869,674	—	(6,489,668)
Income tax	864,710	(329,185)	(10,062)	(193,116)	(74,915)	(68)	725,750	(864,710)	—	118,404
Profit for the year	(13,832)	1,938,039	486,895	514,022	1,481,239	(73,609)	1,265,786	13,832	(2,791,497)	2,820,875

Profit (loss) attributed to:
Owners of the Company	(66,054)	1,572,263	340,914	156,380	749,840	(64,306)	1,212,438	66,054	(2,791,497)	1,176,032
Non-controlling interests	52,222	365,776	145,981	357,642	731,399	(9,303)	53,348	(52,222)	—	1,644,843
	(13,832)	1,938,039	486,895	514,022	1,481,239	(73,609)	1,265,786	13,832	(2,791,497)	2,820,875
Other selected data
Depreciation and amortization	9,297,498	776,248	251,886	1,966,945	238	5,159	14,004	(9,297,498)	—	3,014,480
EBITDA	12,524,020	3,459,869	850,715	5,003,118	1,552,286	(72,233)	2,872,629	(12,524,020)	(2,791,497)	10,874,887
Additions to PP&E, intangible assets
and contract assets	9,339,898	1,659,202	109,263	2,717,745	19,212	23,481	2,471	(9,339,898)	—	4,531,374

EBITDA reconciliation
Profit for the year	(13,832)	1,938,039	486,895	514,022	1,481,239	(73,609)	1,265,786	13,832	(2,791,497)	2,820,875
Income taxes	(864,710)	329,185	10,062	193,116	74,915	68	(725,750)	864,710	—	(118,404)
Finance result, net	4,105,064	416,397	101,872	2,329,035	(4,106)	(3,851)	2,318,589	(4,105,064)	—	5,157,936
Depreciation and amortization	9,297,498	776,248	251,886	1,966,945	238	5,159	14,004	(9,297,498)	—	3,014,480
EBITDA	12,524,020	3,459,869	850,715	5,003,118	1,552,286	(72,233)	2,872,629	(12,524,020)	(2,791,497)	10,874,887

(i)      Domestic market: sales within each entity's country of residence; Foreign market: export sales.

	December 31, 2021
	Reported Segments					Reconciliation
	Raízen	Gas and Power	Moove	Logistics	Cosan Investments	Cosan Corporate	Deconsolidation of joint venture	Segment elimination
									Consolidated
Statement of profit or loss
Gross sales	188,825,984	15,711,939	7,697,074	7,944,312	32,695	9,002	(188,825,984)	(57,091)	31,337,931
Domestic market (i)	182,035,680	15,711,939	7,021,757	7,606,966	32,695	9,002	(182,035,680)	(57,091)	30,325,268
External market (i)	6,790,304	—	675,317	337,346	—	—	(6,790,304)	—	1,012,663
Net sales	175,047,270	12,330,209	6,112,457	7,439,632	31,502	8,292	(175,047,270)	(57,091)	25,865,001
Cost of sales	(163,367,574)	(9,755,425)	(4,808,643)	(5,352,040)	—	(5,231)	163,367,574	57,091	(19,864,248)
Gross profit	11,679,696	2,574,784	1,303,814	2,087,592	31,502	3,061	(11,679,696)	—	6,000,753
Selling expenses	(3,882,690)	(125,412)	(551,520)	(38,959)	—	(7,528)	3,882,690	—	(723,419)
General and administrative expenses	(1,788,180)	(502,048)	(269,810)	(472,739)	(6,499)	(321,261)	1,788,180	—	(1,572,357)
Other income (expenses), net	717,792	25,569	23,414	(69,017)	21,017	381,617	(717,792)	—	382,600
Interest in earnings of associates	(43,534)	—	—	12,857	—	2,195,679	43,534	(2,078,311)	130,225
Interest in earnings of joint venture	—	—	—	—	—	4,590,631	—	—	4,590,631
Finance results, net	(1,967,124)	(289,616)	(63,797)	(1,359,940)	3,199	(847,403)	1,967,124	—	(2,557,557)
Finance expense	(1,606,724)	(900,783)	(61,870)	(705,623)	(51)	(859,179)	1,606,724	—	(2,527,506)
Finance income	580,266	703,204	58,071	399,134	3,250	94,782	(580,266)	—	1,258,441
Foreign exchange, net	(1,076,722)	(60,953)	(66,118)	(489,952)	—	(482,513)	1,076,722	—	(1,099,536)
Derivatives	136,056	(31,084)	6,120	(563,499)	—	399,507	(136,056)	—	(188,956)
Income taxes	(1,350,252)	59,360	(147,138)	(4,053)	(4,215)	541,630	1,350,252	—	445,584
Profit for the year	3,365,708	1,742,637	294,963	155,741	45,004	6,536,426	(3,365,708)	(2,078,311)	6,696,460

Profit (loss) attributable to:
Owners of the Company	3,379,014	1,650,725	205,139	150,539	22,502	6,361,546	(3,379,014)	(2,078,311)	6,312,140
Non-controlling interests	(13,306)	91,912	89,824	5,202	22,502	174,880	13,306	—	384,320
	3,365,708	1,742,637	294,963	155,741	45,004	6,536,426	(3,365,708)	(2,078,311)	6,696,460
Other select data
Depreciation and amortization	6,393,642	559,994	96,852	1,830,683	39	16,818	(6,393,642)	(2)	2,504,384
EBITDA	13,076,726	2,532,887	602,750	3,350,417	46,059	6,859,017	(13,076,726)	(2,078,313)	11,312,817
Additions to PP&E, intangible
and contract asset	5,282,100	1,269,886	42,536	3,453,407	278	8,732	(5,282,100)	—	4,774,839

Reconciliation of EBITDA
Profit for the year	3,365,708	1,742,637	294,963	155,741	45,004	6,536,426	(3,365,708)	(2,078,311)	6,696,460
Income taxes	1,350,252	(59,360)	147,138	4,053	4,215	(541,630)	(1,350,252)	—	(445,584)
Finance results, net	1,967,124	289,616	63,797	1,359,940	(3,199)	847,403	(1,967,124)	—	2,557,557
Depreciation and amortization	6,393,642	559,994	96,852	1,830,683	39	16,818	(6,393,642)	(2)	2,504,384
EBITDA	13,076,726	2,532,887	602,750	3,350,417	46,059	6,859,017	(13,076,726)	(2,078,313)	11,312,817

(i)       Domestic markets: sales within the country where each entity is located; external markets: sales export.

	December 31, 2020
	Reported Segments					Reconciliation
	Raízen	Gas and Power	Moove	Logistics	Cosan Corporate	Deconsolidation of joint venture	Segment elimination
								Consolidated
Statement of profit or loss
Gross sales	127,832,718	12,024,615	5,588,754	7,349,804	880	(127,832,718)	(37,887)	24,926,166
Domestic market (i)	117,788,563	12,024,615	5,117,770	6,978,624	880	(117,788,563)	(37,887)	24,084,002
External market (i)	10,044,155	—	470,984	371,180	—	(10,044,155)	—	842,164
Net sales	118,049,722	9,093,170	4,415,575	6,966,159	818	(118,049,722)	(37,887)	20,437,835
Cost of sales	(110,800,498)	(6,932,288)	(3,380,304)	(4,721,507)	(3,611)	110,800,498	37,887	(14,999,823)
Gross profit	7,249,224	2,160,882	1,035,271	2,244,652	(2,793)	(7,249,224)	—	5,438,012
Selling expenses	(3,264,756)	(156,892)	(471,829)	(30,670)	(2,516)	3,264,756	—	(661,907)
General and administrative expenses	(1,263,733)	(376,615)	(229,672)	(411,336)	(572,196)	1,263,733	—	(1,589,819)
Other income (expenses), net	554,126	56,176	34,876	128,388	(42,571)	(554,126)	—	176,869
Interest in earnings of associates	(88,323)	—	—	13,087	1,746,969	88,323	(1,731,255)	28,801
Interest in earnings of joint venture	(87,567)	—	—	—	583,001	87,567	—	583,001
Finance results, net	(1,431,267)	(282,773)	(129,342)	(1,503,221)	(68,660)	1,431,267	—	(1,983,996)
Finance expense	(2,345,771)	(374,252)	(30,910)	(2,920,241)	(1,402,158)	2,345,771	—	(4,727,561)
Finance income	690,678	72,500	20,086	177,206	137,918	(690,678)	—	407,710
Foreign exchange, net	(3,821,462)	(150,227)	(161,636)	(1,577,342)	(1,369,451)	3,821,462	—	(3,258,656)
Derivatives	4,045,288	169,206	43,118	2,817,156	2,565,031	(4,045,288)	—	5,594,511
Income taxes	(537,004)	(460,312)	(87,941)	(169,990)	215,576	537,004	—	(502,667)
Profit for the year	1,130,700	940,466	151,363	270,910	1,856,810	(1,130,700)	(1,731,255)	1,488,294

Profit attributable to:
Owners of the Company	1,081,176	923,420	104,570	43,602	1,519,145	(1,081,176)	(1,731,255)	859,482
Non-controlling interests	49,524	17,046	46,793	227,308	337,665	(49,524)	—	628,812
	1,130,700	940,466	151,363	270,910	1,856,810	(1,130,700)	(1,731,255)	1,488,294
Other select data
Depreciation and amortization	5,059,239	500,714	108,687	1,715,527	15,926	(5,059,239)	—	2,340,854
EBITDA	8,158,210	2,184,265	477,333	3,659,648	1,725,820	(8,158,210)	(1,731,255)	6,315,811
Additions to PP&E, intangible
and contract asset	3,159,415	1,006,881	29,658	2,979,213	18,936	(3,159,415)	—	4,034,688

Reconciliation of EBITDA
Profit for the year	1,130,700	940,466	151,363	270,910	1,856,810	(1,130,700)	(1,731,255)	1,488,294
Income taxes	537,004	460,312	87,941	169,990	(215,576)	(537,004)	—	502,667
Finance results, net	1,431,267	282,773	129,342	1,503,221	68,660	(1,431,267)	—	1,983,996
Depreciation and amortization	5,059,239	500,714	108,687	1,715,527	15,926	(5,059,239)	—	2,340,854
EBITDA	8,158,210	2,184,265	477,333	3,659,648	1,725,820	(8,158,210)	(1,731,255)	6,315,811

 (i)       Domestic markets: sales within the country where each entity is located; external markets: sales export.

							December 31, 2022
	Reported Segments						Reconciliation
					Cosan Investments		Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments
	Raízen	Gas and Power	Moove	Logistics	Lands	Other Investments				Consolidated
Statement of financial position items:
Assets	109,894,718	25,124,200	8,081,113	45,951,748	14,830,918	1,154,100	56,596,092	(109,894,718)	(17,253,179)	134,484,992
Cash and cash equivalents	4,902,800	3,405,648	865,370	7,385,421	25,582	110,228	1,509,467	(4,902,800)	—	13,301,716
Marketable securities	126,206	578,358	62,919	840,061	217,061	91,103	20,310,264	(126,206)	—	22,099,766
Trade receivables	10,316,720	1,931,205	1,101,336	578,324	314,834	1843	—	(10,316,720)	—	3,927,542
Derivative financial instruments	7,023,284	391,863	—	874,843	—	—	2,885,046	(7,023,284)	—	4,151,752
Inventories	16,043,114	133,881	1,509,357	225,813	—	8	—	(16,043,114)	—	1,869,059
Sectorial financial assets	—	342,333	—	—	—	—	—	—	—	342,333
Other financial assets	230,780	277	450	—	—	—	88,511	(230,780)	—	89,238
Other current assets	10,285,568	1,037,587	405,314	724,415	74,623	110,517	1,705,199	(10,285,568)	(1,167,488)	2,890,167
Other non-current assets	8,938,318	897,654	297,616	3,385,624	7,643	900	3,040,182	(8,938,318)	(266,513)	7,363,106
Investments in associates	—	2,525,292	—	381,469	74,505	—	15,751,855	—	(15,819,178)	2,913,943
Investment in joint venture	1,371,430	—	—	—	—	—	11,221,356	(1,371,430)	—	11,221,356
Biological assets	3,254,850	—	—	—	9,992	—	—	(3,254,850)	—	9,992
Property, plant and equipment	25,210,448	671,573	805,377	17,049,188	34	363,374	58,890	(25,210,448)	—	18,948,436
Intangible assets	9,337,192	12,015,135	2,854,874	6,774,306	—	475,337	2,290	(9,337,192)	—	22,121,942
Contract assets	3,297,856	1,110,335	8,380	—	—	—	—	(3,297,856)	—	1,118,715
Right-of-use assets	9,556,152	83,059	170,120	7,732,284	3,584	790	23,032	(9,556,152)	—	8,012,869
Investment property	—	—	—	—	14,103,060	—	—	—	—	14,103,060
Liabilities	(83,814,462)	(16,642,318)	(5,731,853)	(30,541,294)	(1,446,694)	(78,828)	(33,308,605)	83,814,462	1,433,999	(86,315,593)
Loans, borrowing and debentures	(33,551,302)	(8,278,839)	(2,862,154)	(16,758,088)	—	—	(25,088,135)	33,551,302	—	(52,987,216)
Leases	(10,568,042)	(76,606)	(166,651)	(3,254,011)	(3,708)	(818)	(30,364)	10,568,042	—	(3,532,158)
Derivative financial instruments	(4,909,074)	(400,351)	(18,146)	(1,412,945)	—	—	(3,459,490)	4,909,074	—	(5,290,932)
Trade payables	(18,789,160)	(1,842,810)	(1,602,936)	(746,433)	(71,684)	(790)	(115,198)	18,789,160	—	(4,379,851)
Employee benefits payables	(837,208)	(193,585)	(112,590)	(296,833)	—	(7,232)	(49,281)	837,208	—	(659,521)
Sectorial financial liabilities	—	(1,616,616)	—	—	—	—	—	—	—	(1,616,616)
Other current liabilities	(7,176,122)	(906,844)	(397,704)	(1,786,009)	(905,816)	(3,105)	(1,230,804)	7,176,122	609,462	(4,620,820)
Other non-current liabilities	(7,983,554)	(3,326,667)	(571,672)	(6,286,975)	(465,486)	(66,883)	(3,335,333)	7,983,554	824,537	(13,228,479)
Total assets (net of liabilities)
Total assets (net of liabilities) allocated by segment	26,080,256	8,481,882	2,349,260	15,410,454	13,384,224	1,075,272	23,287,487	(26,080,256)	(15,819,180)	48,169,399

Equity attributable to:
Controlling shareholders	22,507,108	4,310,836	1,647,259	4,613,308	4,187,415	1,060,360	20,653,169	(22,507,108)	(15,819,180)	20,653,167
Non-controlling shareholders	3,573,148	4,171,046	702,001	10,797,146	9,196,809	14,912	2,634,318	(3,573,148)	—	27,516,232
Total shareholders’ equity	26,080,256	8,481,882	2,349,260	15,410,454	13,384,224	1,075,272	23,287,487	(26,080,256)	(15,819,180)	48,169,399

	December 31, 2021
	Reported segments					Reconciliation
	Raízen	Gas and Power	Moove	Logistics	Cosan Investments	Cosan Corporate	Deconsolidation of joint venture	Segment elimination
									Consolidated
Statement of financial position items:
Assets	110,136,182	19,982,611	4,850,344	48,174,556	4,484,805	35,054,650	(110,136,182)	(14,704,943)	97,842,023
Cash and cash equivalents	5,034,788	3,562,358	1,059,866	9,448,193	7,468	2,096,245	(5,034,788)	—	16,174,130
Marketable securities	154,052	1,876,006	129,390	1,425,897	46,094	910,620	(154,052)	—	4,388,007
Trade receivables	7,618,176	1,427,720	605,928	503,316	207,761	1,128	(7,618,176)	—	2,745,853
Derivative financial instruments	11,805,548	358,456	26,513	1,674,821	—	2,673,136	(11,805,548)	—	4,732,926
Inventories	14,297,068	129,554	790,825	228,923	—	2	(14,297,068)	—	1,149,304
Sector financial assets	—	558,310	—	—	—	—	—	—	558,310
Other financial assets	261,412	—	466	—	319,728	(1)	(261,412)	—	320,193
Other current assets	12,545,650	340,909	298,004	747,308	13,470	1,599,793	(12,545,650)	(668,153)	2,331,331
Other non-current assets	8,562,180	1,370,964	246,934	3,197,105	354	2,180,559	(8,562,180)	(240,673)	6,755,243
Investments in associates	—	—	—	57,844	—	14,518,340	—	(13,796,117)	780,067
Investment in joint venture	1,317,720	—	—	—	—	10,936,663	(1,317,720)	—	10,936,663
Biological assets	3,106,744	—	—	—	—	—	(3,106,744)	—	—
Investment property	—	—	—	—	3,886,696	—	—	—	3,886,696
Contract asset	2,941,390	684,970	21,011	1	—	—	(2,941,390)	—	705,982
Right-of-use assets	10,758,442	73,220	51,458	7,784,941	3,203	34,445	(10,758,442)	—	7,947,267
Property, plant and equipment	22,506,160	271,490	334,065	15,974,562	31	68,405	(22,506,160)	—	16,648,553
Intangible assets and goodwill	9,226,852	9,328,654	1,285,884	7,131,645	—	35,315	(9,226,852)	—	17,781,498
Liabilities	(84,736,772)	(13,609,495)	(2,564,187)	(33,156,493)	(246,599)	(20,305,063)	84,736,772	909,836	(68,972,001)
Loans, borrowings and debentures	(26,967,092)	(7,667,987)	(831,148)	(21,178,748)	—	(15,981,154)	26,967,092	—	(45,659,037)
Derivative financial instruments	(12,377,276)	(357,932)	—	(576,749)	—	(141,480)	12,377,276	—	(1,076,161)
Trade payables	(15,678,442)	(1,798,977)	(828,690)	(618,658)	(1,006)	(6,173)	15,678,442	—	(3,253,504)
Employee benefits payable	(788,948)	(104,404)	(132,158)	(255,963)	—	(60,466)	788,948	—	(552,991)
Sector financial liabilities	—	(1,372,283)	—	—	—	—	—	—	(1,372,283)
Other current liabilities	(9,591,918)	(472,592)	(349,967)	(1,384,611)	(48,739)	(1,384,091)	9,591,918	148,171	(3,491,829)
Leases	(10,685,524)	(63,752)	(53,436)	(3,106,883)	(3,253)	(40,358)	10,685,524	—	(3,267,682)
Other non-current liabilities	(8,647,572)	(1,771,568)	(368,788)	(6,034,881)	(193,601)	(2,691,341)	8,647,572	761,665	(10,298,514)
Total assets (net of liabilities) allocated by segment	25,399,410	6,373,116	2,286,157	15,018,063	4,238,206	14,749,587	(25,399,410)	(13,795,107)	28,870,022

Equity attributable to:
Owners of the Company	23,870,251	5,585,768	1,599,949	4,479,944	2,119,104	14,751,279	(23,870,251)	(13,795,107)	14,740,937
Non-controlling interests	1,529,159	787,348	686,208	10,538,119	2,119,102	(1,692)	(1,529,159)	—	14,129,085
Total shareholders’ equity	25,399,410	6,373,116	2,286,157	15,018,063	4,238,206	14,749,587	(25,399,410)	(13,795,107)	28,870,022

Summary of net sales to external customers by by segment

4.1. NET SALES TO EXTERNAL CUSTOMERS BY PRODUCTS/CUSTOMER TYPE

	December 31, 2022	December 31, 2021	December 31, 2020
Reported segment
Raízen
Ethanol	29,652,112	27,464,271	19,625,060
Sugar	23,695,768	13,946,480	10,241,141
Gasoline	66,586,914	55,158,035	36,127,017
Diesel	106,684,577	71,828,092	46,967,219
Cogeneration	3,688,108	3,968,947	2,282,158
Other	13,986,243	7,288,547	2,807,127
Intercompany elimination (i)	—	(4,607,102)	—
	244,293,722	175,047,270	118,049,722
Gas and Power
Natural gas distribution
Industrial	13,460,397	7,386,258	5,030,738
Residential	2,103,984	1,610,286	1,381,597
Cogeneration	970,208	637,489	389,732
Automotive	958,363	364,664	220,130
Commercial	776,042	448,615	350,760
Construction revenue	1,217,818	1,020,176	885,630
Other	408,431	242,226	59,104
	19,895,243	11,709,714	8,317,691

Electricity trading	238,544	620,495	775,479
	20,133,787	12,330,209	9,093,170
Moove
Finished product	8,094,216	5,088,102	3,891,551
Base oil	596,443	457,991	392,153
Services	289,418	566,364	131,871
	8,980,077	6,112,457	4,415,575
Logistics
North operations	7,635,243	5,479,583	5,270,436
South operations	1,739,391	1,624,084	1,409,872
Container operations	466,874	335,965	285,851
	9,841,508	7,439,632	6,966,159
Cosan Investments
Lease and sale of lands	834,616	31,502	—
	834,616	31,502	—
Other Investments
Digital platforms	2,804	—	—
Logistic services	7,612	—	—
	10,416	—	—
Reconciliation
Cosan Corporate	—	8,292	818
Deconsolidation of joint venture and eliminations	(244,356,758)	(175,104,361)	(118,087,609)
Total	39,737,368	25,865,001	20,437,835

(i)      On June 1, 2021, Raízen S.A. started to consolidate Raízen Energia and, with that, the balances between the entities started to be presented net.

Summary of information on geographical area

4.2. INFORMATION ON GEOGRAPHICAL AREA

	Net sales			Non-current assets
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021
Brazil	34,128,831	22,529,634	18,100,012	11,957,039	12,551,261
Europe (i)	3,080,840	2,551,739	1,867,284	7,762	10,515
Latin America (ii)	697,117	632,235	360,798	7,294	6,320
North America (ii)	1,770,487	81,384	62,760	17,173	—
Asia and others	60,093	70,009	46,981	—	—
Total	39,737,368	25,865,001	20,437,835	11,989,268	12,568,096

Main countries:

(i)    England, France, Spain and Portugal; and

(ii)   Argentina, Bolívia, Uruguay and Paraguay and.

(iii)  United States of America.